PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (parenthetical) (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Condensed balance sheets
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	290,000	290,000
Preferred stock, shares outstanding (in shares)	290,000	290,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	42,208,763	40,979,382
Ordinary shares, shares outstanding (in shares)	32,002,370	30,752,370
Parent | Reportable legal entity
Condensed balance sheets
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	290,000	290,000
Preferred stock, shares outstanding (in shares)	290,000	290,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	42,208,763	40,979,382
Ordinary shares, shares outstanding (in shares)	32,002,370	30,752,370